Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value		¥ 51,551
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses		(1,119)
Available-for-sale debt Securities, 12 months or more Fair value		98,830
Available-for-sale debt Securities, 12 months or more Gross unrealized losses		(4,381)
Available-for-sale debt Securities, Total Fair value		150,381
Available-for-sale debt Securities, Total Gross unrealized losses		(5,500)
Available-for-sale Securities, Less than 12 months Fair value	¥ 116,967
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(2,881)
Available-for-sale Securities, 12 months or more Fair value	165,642
Available-for-sale Securities, 12 months or more Gross unrealized losses	(4,434)
Available-for-sale Securities, Total Fair value	282,609
Available-for-sale Securities, Total Gross unrealized losses	(7,315)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value		1,329
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses		(35)
Available-for-sale debt Securities, 12 months or more Fair value		4,510
Available-for-sale debt Securities, 12 months or more Gross unrealized losses		(201)
Available-for-sale debt Securities, Total Fair value		5,839
Available-for-sale debt Securities, Total Gross unrealized losses		(236)
Available-for-sale Securities, Less than 12 months Fair value	143,563
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(3,413)
Available-for-sale Securities, 12 months or more Fair value	219
Available-for-sale Securities, 12 months or more Gross unrealized losses	(1)
Available-for-sale Securities, Total Fair value	143,782
Available-for-sale Securities, Total Gross unrealized losses	(3,414)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value		9,156
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses		(18)
Available-for-sale debt Securities, 12 months or more Fair value		68,924
Available-for-sale debt Securities, 12 months or more Gross unrealized losses		(2,346)
Available-for-sale debt Securities, Total Fair value		78,080
Available-for-sale debt Securities, Total Gross unrealized losses		(2,364)
Available-for-sale Securities, Less than 12 months Fair value	260,738
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(4,643)
Available-for-sale Securities, 12 months or more Fair value	22,631
Available-for-sale Securities, 12 months or more Gross unrealized losses	(3,232)
Available-for-sale Securities, Total Fair value	283,369
Available-for-sale Securities, Total Gross unrealized losses	(7,875)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value		10,194
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses		(362)
Available-for-sale debt Securities, 12 months or more Fair value		7,147
Available-for-sale debt Securities, 12 months or more Gross unrealized losses		(679)
Available-for-sale debt Securities, Total Fair value		17,341
Available-for-sale debt Securities, Total Gross unrealized losses		(1,041)
Available-for-sale Securities, Less than 12 months Fair value	30,830
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(7,486)
Available-for-sale Securities, 12 months or more Fair value	5,768
Available-for-sale Securities, 12 months or more Gross unrealized losses	(1,728)
Available-for-sale Securities, Total Fair value	36,598
Available-for-sale Securities, Total Gross unrealized losses	(9,214)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value		10,253
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses		(411)
Available-for-sale debt Securities, 12 months or more Fair value		28,748
Available-for-sale debt Securities, 12 months or more Gross unrealized losses		(978)
Available-for-sale debt Securities, Total Fair value		39,001
Available-for-sale debt Securities, Total Gross unrealized losses		(1,389)
Available-for-sale Securities, Less than 12 months Fair value	26,612
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(3,759)
Available-for-sale Securities, 12 months or more Fair value	22,727
Available-for-sale Securities, 12 months or more Gross unrealized losses	(10,135)
Available-for-sale Securities, Total Fair value	49,339
Available-for-sale Securities, Total Gross unrealized losses	(13,894)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value		82,483
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses		(1,945)
Available-for-sale debt Securities, 12 months or more Fair value		208,159
Available-for-sale debt Securities, 12 months or more Gross unrealized losses		(8,585)
Available-for-sale debt Securities, Total Fair value		290,642
Available-for-sale debt Securities, Total Gross unrealized losses		¥ (10,530)
Available-for-sale Securities, Less than 12 months Fair value	578,710
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(22,182)
Available-for-sale Securities, 12 months or more Fair value	216,987
Available-for-sale Securities, 12 months or more Gross unrealized losses	(19,530)
Available-for-sale Securities, Total Fair value	795,697
Available-for-sale Securities, Total Gross unrealized losses	¥ (41,712)